Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

DESCRIPTION	SEPTEMBER 30, 2020	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$128,668	$128,668	$—	$—
Total financial assets	$128,668	$128,668	$—	$—

DESCRIPTION	DECEMBER 31, 2019	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$4,972	$4,972	$—	$—
Total financial assets	$4,972	$4,972	$—	$—
Liability
Preferred stock tranche obligation	$(4,956)	$—	$—	$(4,956)
Total financial liabilities	$(4,956)	$—	$—	$(4,956)

There have been no transfers between fair value levels during the nine months ended September 30, 2020. Prior to settlement, the Company’s Preferred Stock Tranche Obligation (defined below) was carried at fair value determined according to Level 3 inputs in the fair value hierarchy as described below. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.
Preferred Stock Tranche Obligation
The Company determined that its obligation to issue, and the Company’s investors’ obligation to purchase additional shares of convertible preferred stock at a fixed price (i.e. the issuance price) in subsequent tranches following the initial closings of the series A, series A-1, and series B-1 convertible preferred stock (respectively, the “Series A Preferred Stock,” “Series A-1 Preferred Stock,” and “Series B-1 Preferred Stock”, which are referred to collectively with the series B-2 convertible preferred stock (the “Series B-2 Preferred Stock”) and the series C convertible preferred stock (the “Series C Preferred Stock”) as the “Preferred Stock”) financings represented a freestanding financial instrument (the “Preferred Stock Tranche Obligation”). The freestanding financial instrument was classified as a liability on the Company’s condensed consolidated balance sheets and initially recorded at fair value, with changes in fair value for each reporting period recognized in other expense, net in the condensed consolidated statement of operations.
The Board determined it was probable that the milestone would be met, and then the stockholders and the Board subsequently waived the Series B-2 Preferred Stock milestone and the issuance of the Series B-2 Preferred Stock on March 2, 2020. Instead of issuing the Series B-2 Preferred Stock upon this waiver, the Company instead closed its convertible Series C Preferred Stock financing (“Series C financing”). The associated Preferred Stock Tranche Obligation was remeasured prior to settlement, with the associated $1.5 million increase in fair value recorded in the Company’s condensed consolidated statement of operations as other expense, net. As the Series C financing was executed with related parties, the Company recognized the settlement of the Preferred Stock Tranche Obligation of $6.4 million as a capital contribution in additional paid-in capital in the Company’s condensed consolidated balance sheets.
The following reflects the significant quantitative inputs used in the valuation of the Preferred Stock Tranche Obligation:

	MARCH 2, 2020	DECEMBER 31, 2019
Stand-alone Series B-1 Preferred Stock price (spot price)	$7.28	$7.28
Estimated future value of Series B-2 Preferred Stock	$8.14	$8.14
Discount rate	15.50%	15.50%
Time to liquidity (years)	0.00	0.16
Probability of tranche closing	100%	80%

The purchase price of the Preferred Stock at initial issuance, and all subsequent issuances was higher than the fair value of the Company’s common stock.
The following table sets forth a summary of changes in the fair value and settlement of the Company’s Preferred Stock Tranche Obligation for which fair value was determined by Level 3 inputs (in thousands):

PREFERRED STOCK TRANCHE OBLIGATION
Balance as of January 1, 2019	$2,392
Change in fair value	2,564
Balance as of December 31, 2019	4,956
Change in fair value	1,490
Settlement of Preferred Stock Tranche Obligation	(6,446)
Balance as of September 30, 2020	$—

Fluctuations in the fair value of the Company’s Preferred Stock is the primary cause for the significant changes in fair value of the Preferred Stock Tranche Obligation. In 2020 and 2019, the enterprise value of the Company was determined using the Market Approach, specifically the Subject Company Transaction Method, which considers all share class rights and preferences, as of the date of the most recent financing. As part of the Company’s strategy, during 2019, the Company began considering the pursuit of longer-term liquidity options
including a potential initial public offering, which caused an increase in the value of the Series B-1 Preferred Stock while reducing the value of the Preferred Stock Tranche Obligation.Subsequently, in March 2020, the Company determined it was probable that the milestone criteria necessary to close the subsequent tranche would be met; as such, the value of the Preferred Stock Tranche Obligation increased. The Board then waived the milestone in favor of issuing the Series C Preferred Stock in March 2020 (see Note 6), and in doing so the Preferred Stock Tranche Obligation was fully settled and reduced to $0 on the Company's condensed consolidated balance sheet.	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

DESCRIPTION	DECEMBER 31, 2018	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$18,356	$18,356	$—	$—
Total financial assets	$18,356	$18,356	$—	$—
Liability
Preferred stock tranche obligation	$(2,392)	$—	$—	$(2,392)
Total financial liabilities	$(2,392)	$—	$—	$(2,392)

DESCRIPTION	DECEMBER 31, 2019	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$4,972	$4,972	$—	$—
Total financial assets	$4,972	$4,972	$—	$—
Liability
Preferred stock tranche obligation	$(4,956)	$—	$—	$(4,956)
Total financial liabilities	$(4,956)	$—	$—	$(4,956)

There have been no transfers between fair value levels during the years ended December 31, 2018 and 2019. The Company’s Preferred Stock Tranche Obligation (defined below) is carried at fair value determined according to Level 3 inputs in the fair value hierarchy as described below. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.
Preferred Stock Tranche Obligation
The Company determined that its obligation to issue, and the Company’s investors’ obligation to purchase additional shares of convertible preferred stock at a fixed price (i.e. the issuance price) in subsequent tranches following the initial closings of the series A, series A-1, and series B-1 convertible preferred stock (“Series A Preferred Stock,” “Series A-1 Preferred Stock,” “Series B-1 Preferred Stock”, referred to collectively with the “Series B-2 Preferred Stock” as the “Preferred Stock”) financings represented a freestanding financial instrument (the “Preferred Stock Tranche Obligation”). The freestanding financial instrument was classified as a liability on the Company’s consolidated balance sheets and initially recorded at fair value, with changes in fair value for each reporting period recognized in other income, net in the consolidated statement of operations (see Note 8).
In connection with the Company’s initial issuances of Series A Preferred Stock, Series A-1 Preferred Stock and Series B-1 Preferred Stock in April 2016, April 2017 and November 2018, respectively (see Note 8) the Company recognized the Preferred Stock Tranche Obligation at the fair value related to each issuance, which was determined based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The initial fair value of each obligation was estimated based on results of a valuation performed. The obligation is remeasured prior to the issuance of subsequent tranches, and at each subsequent reporting period, as well as immediately prior to when the obligation is settled.
The Preferred Stock Tranche Obligation was determined using the binomial pricing model, which takes into account the probability of achievement and failure of tranche milestones and issuance of subsequent shares. The Preferred Stock Tranche Obligation is calculated as the difference between the future value of the Series B-2 Preferred Stock at the time the tranche milestone is met, estimated using the binomial pricing model, and the contractual purchase price for the Series B-2 Preferred Stock. The future value of the Series B-2 Preferred Stock was estimated by back-solving the future price of the Series B-2 Preferred Stock such that the initial proceeds of the Series B-1 Preferred Stock financing equaled the value of the Preferred Stock Tranche Obligation plus the standalone price paid for Series B-1 Preferred Stock.
The Preferred Stock Tranche Obligation value is discounted back to the initial issuance date and adjusted for probability of the tranche milestone achievement. In determining the fair values of the tranche obligations, estimates and assumptions impacting fair value include the estimated future values of the Company’s Series B-2 Preferred Stock, discount rates, estimated time to liquidity, and probability of tranche closing/milestone achievement. The Company remeasured each tranche obligation at each reporting period and prior to settlement. Upon issuance of tranches two and three of Series A Preferred Stock and Series A-1 Preferred Stock, the Preferred Stock Tranche Obligation associated with Series A Preferred Stock and Series A-1 Preferred Stock were settled in 2017. The following reflects the significant quantitative inputs used in the valuation of the Preferred Stock Tranche Obligation at issuance on November 9, 2018 and as of December 31, 2018 and 2019:

	NOVEMBER 9, 2018	DECEMBER 31, 2018	DECEMBER 31, 2019
Stand-alone Series B-1 Preferred Stock price (spot price)	$7.28	$7.28	$7.28
Estimated future value of Series B-2 Preferred Stock	$8.14	$8.14	$8.14
Discount rate	17.00%	17.50%	15.50%
Time to liquidity (years)	1.14	1.00	0.16
Probability of tranche closing	25%	25%	80%

A change in the assumptions related to the valuation of the Preferred Stock Tranche Obligation could have a significant impact on the value of the obligation. The purchase price of the Preferred Stock at initial issuance, and all subsequent issuances was higher than the fair value of the Company’s common stock.
The following table sets forth a summary of changes in the fair value of the Company’s Preferred Stock Tranche Obligation for which fair value is determined by Level 3 inputs (in thousands):

PREFERRED STOCK TRANCHE OBLIGATION
Balance as of January 1, 2018	$—
Issuance	2,349
Change in fair value	43
Balance as of December 31, 2018	2,392
Change in fair value	2,564
Balance as of December 31, 2019	$4,956

Fluctuations in the fair value of the Company’s Preferred Stock is the primary cause for the significant changes in fair value of the Preferred Stock Tranche Obligation. In 2018 and 2019, the enterprise value of the Company was determined using the Market Approach, specifically the Subject Company Transaction Method, which considers all share class rights and preferences, as of the date of the most recent financing. During 2018, the Company closed the Series B-1 Preferred Stock financing, and as part of the Company’s strategy, began considering the pursuit of longer-term liquidity options including a potential initial public offering, which caused an increase in the value of the Series B-1 Preferred Stock while reducing the value of the Preferred Stock Tranche Obligation, which relates to the future closing of Series B-2 Preferred Stock. During 2019, the Preferred Stock Tranche Obligation increased to $5.0 million as of December 31, 2019 from $2.4 million as of December 31, 2018, due to the increase in the probability of the Company achieving certain research and development milestones necessary to issue Series B-2 Preferred Stock, the increase in the value of the Series B-1 Preferred Stock and the consideration of an IPO scenario in the Company’s valuation of its common and preferred stock.